Investments - Schedule of Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investment [Line Items]
Equity investments		2,950	3,142
Cost investments			2,102
Total	$ 474	2,950	5,244